Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Nov. 20, 2017
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2017